Business Combinations - Unaudited Pro Forma Financial Information (Details) - Kunde Vineyards and Winery - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Total pro forma revenues	$ 233,215	$ 207,522
Pro forma net income (loss)	$ 11,488	$ (7,617)